WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Warrants liability exercise price
Warrants liability, shares at beginning	323,686	323,686
Warrants liability, fair value at beginning	$ 422	$ 1,564
Change in fair value of warrant liability, shares
Change in fair value of warrant liability, amount	$ 716	$ (1,142)	$ (6,868)
Warrants liability, shares at ending	323,686	323,686	323,686
Warrants liability, fair value at ending	$ 1,138	$ 422	$ 1,564
Class B Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount			$ 3,537
Class C Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 45.20
Fair value of warrants shares			157,895
Fair value of warrants amount			$ 4,663
Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants at issuance exercise price			$ 47.50
Fair value of warrants shares			7,896
Fair value of warrants amount			$ 232